LEASES (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease, remaining lease term	1 month 6 days	9 months 18 days
Undiscounted lease payments	$ 931	$ 6,197